IMPAIRMENT LOSS OF GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
IMPAIRMENT LOSS OF GOODWILL [Abstract]
Accumulated impairment losses	$ (468)